Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Warranty
Changes in accrued warranty liabilities during the indicated periods are as follows:

	For the Year Ended December 31,
	2023	2022	2021
Beginning balance	$13,550	$11,202	$8,560
Provision	9,750	8,923	7,014
Utilized	(6,065)	(5,939)	(4,305)
Foreign currency adjustment	636	(636)	(67)
Ending balance	$17,871	$13,550	$11,202
In addition to the amount utilized as warranty expense presented in the table above, during 2023 the Company also incurred additional $5,052 of transportation, warehousing, and repair costs associated with increasing stock of refurbished inventory in response to the timing of warranty claims related to post pandemic sales.

The provision row in the table above represents additional amounts recorded for estimated future costs related to units under warranty as of each balance sheet date. The provision amount reflects the most current information available to the Company regarding key inputs into the estimated provision, including product failure rates and costs incurred to provide the warranty services.
Litigation
The Company may be subject to various legal proceedings and claims of which the outcomes are subject to significant uncertainty. The Company’s policy is to assess the likelihood of any adverse judgments or outcomes related to legal matters, as well as ranges of probable losses. A determination of the amount of the liability required, if any, for these contingencies is made after an analysis of each known issue. A liability would be recognized and charged to operating expense when the Company determines that a loss is probable, and the amount can be reasonably estimated. Additionally, the Company will disclose contingencies for which a material loss is reasonably possible, but not probable.
As of December 31, 2023, and through the filing date of this report, the Company does not believe the resolution of any legal proceedings or claims of which it is aware or any potential actions will have a material effect on its financial position, results of operations or cash flows.